RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Schedule Of Fund Management Fee and Reporting Fee [Table Text Block]

The fund management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2013 and 2012, are as follows:

	2013
	Gross Fund Management Fee	Asset Management and Reporting Fee	Fund Management Fee net of Asset Management and Reporting Fee

Series 47	$388,344	$26,092	$362,252
Series 48	238,380	26,948	211,432
Series 49	511,104	50,381	460,723

	$1,137,828	$103,421	$1,034,407

	2012
	Gross Fund Management Fee	Asset Management and Reporting Fee	Fund Management Fee net of Asset Management and Reporting Fee

Series 47	$388,344	$29,935	$358,409
Series 48	238,380	18,465	219,915
Series 49	511,104	79,642	431,462

	$1,137,828	$128,042	$1,009,786

Schedule Of Management Fees Paid [Table Text Block]

The fund management fees paid by the Fund for the years ended March 31, 2013 and 2012 are as follows:

	2013	2012

Series 47	$75,000	$25,000
Series 48	150,000	75,000
Series 49	550,000	150,000

	$775,000	$250,000

Schedule Of General Administrative and Professional Fees [Table Text Block]

General and administrative expenses and professional fees incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership for each series for the years ended March 31, 2013 and 2012, charged to each series’ operations are as follows:

	2013	2012

Series 47	$19,387	$20,239
Series 48	17,041	18,601
Series 49	24,484	23,457

	$60,912	$62,297